Investment Strategy	Dec. 29, 2025
Column Small Cap Select Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies (“small-cap companies”) (the “Name Rule Policy”). The Fund defines small-cap companies as companies with market capitalizations within the collective range of the Russell 2000® Index and S&P SmallCap 600® Index. As of September 30, 2025, this range was approximately $24 million to $25.2 billion. The market capitalization range of these indices changes over time. Subject to the Name Rule Policy, securities of companies whose market capitalizations no longer fall within this collective range after purchase may continue to be held by the Fund.
The Fund may invest in common stocks issued by U.S. and foreign companies. The Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Depositary receipts represent interests in foreign securities on deposit by banks. The Fund may also invest in U.S. and foreign real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The sub-advisers normally invest the Fund’s assets across different sectors, but from time-to-time a significant percentage of the Fund’s assets may be invested in issuers in a single sector, and the Fund’s assets may be invested in a smaller number of issuers than other more diversified funds. The sector weightings of the Fund are likely to change over time.

The Fund incorporates a mix of investment styles and philosophies, targeting a balance of growth and value over time. The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund. The Adviser believes the Fund’s reward and risk characteristics can be enhanced, using a “manager of managers” approach, by employing a select group of sub-advisory firms with distinct and complementary investment styles and approaches for the Fund. When determining the allocation of the Fund’s assets among sub-advisers, the Adviser uses proprietary qualitative and quantitative research, considering factors including, but not limited to, sub-adviser experience and investment approach, expected risk and return potential, portfolio characteristics, and costs. Sub-adviser asset allocations are determined by the Adviser and the Adviser may increase or decrease a sub-adviser’s asset allocation as deemed appropriate by the Adviser. The strategies for each sub-adviser are described as follows:

Boston Partners Global Investors, Inc. (WPG Partners division)
The sub-adviser invests in a high conviction portfolio, a focused group of stocks that the sub-adviser believes has the best performance potential. The sub-adviser uses fundamental research to uncover stocks selling at prices the sub-adviser believes are below long-term intrinsic value with a near-term positive catalyst and upside potential that outweighs its downside risk.

Driehaus Capital Management LLC
The sub-adviser invests in small-cap companies, using a combination of fundamental, technical, and behavioral analysis to identify companies experiencing positive fundamental changes and growth inflections, often initially sourced through positive earnings surprises and earnings revisions.

Neuberger Berman Investment Advisers LLC
The sub-adviser combines two complementary strategies focused on small-cap companies: one seeks to invest in undervalued companies whose current market shares and balance sheets are strong and the other seeks to invest in companies trading below the portfolio managers’ estimate of their intrinsic value due to complexity, cyclicality, or interrupted growth and that they believe have the potential for appreciation over time.

Vaughan Nelson Investment Management, L.P.
The sub-adviser invests in small-cap companies trading at valuations below the sub-adviser’s assessment of their long-term intrinsic value. The strategy employs fundamental research to identify companies with undervalued earnings growth, assets, or dividend yield.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies (“small-cap companies”) (the “Name Rule Policy”).
Column Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies (“small-cap companies”) (the “Name Rule Policy”). The Fund defines small-cap companies as companies with market capitalizations within the collective range of the Russell 2000® Index and S&P SmallCap 600® Index. As of September 30, 2025, this range was approximately $24 million to $25.2 billion. The market capitalization range of these indices changes over time. Subject to the Name Rule Policy, securities of companies whose market capitalizations no longer fall within this collective range after purchase may continue to be held by the Fund.
The Fund may invest in common stocks issued by U.S. and foreign companies. The Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Depositary receipts represent interests in foreign securities on deposit by banks. The Fund may also invest in U.S. and foreign real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. From time-to-time a significant percentage of the Fund's assets may be invested in issuers in a single sector. The sector weightings of the Fund are likely to change over time.

The Fund incorporates a mix of investment styles and philosophies, targeting a balance of growth and value over time. The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund. The Adviser believes the Fund’s reward and risk characteristics can be enhanced, using a “manager of managers” approach, by employing multiple sub-advisory firms with distinct and complementary investment styles and approaches for the Fund. When determining the allocation of the Fund’s assets among sub-advisers, the Adviser uses proprietary qualitative and quantitative research, considering factors including, but not limited to, sub-adviser experience and investment approach, expected risk and return potential, portfolio characteristics, and costs. Sub-adviser asset allocations are determined by the Adviser and the Adviser may increase or decrease a sub-adviser’s asset allocation as deemed appropriate by the Adviser. The strategies for each sub-adviser are described as follows:

American Century Investment Management, Inc.
The sub-adviser invests in small-cap companies that the portfolio managers believe demonstrate accelerating, sustainable growth driven by an inflection in business fundamentals not yet recognized by the market. The sub-adviser’s process employs fundamental research to add value through stock selection.

American Century Investment Management, Inc. (Avantis Investors division)
The sub-adviser invests in a broad set of small-cap companies, focusing on firms trading at low valuations with higher profitability ratios. The strategy uses a systematic investment process designed to reduce unnecessary risks and costs.

Boston Partners Global Investors, Inc. (WPG Partners division)
The sub-adviser invests in small-cap companies. The sub-adviser uses fundamental research to uncover stocks selling at prices the sub-adviser believes are below long-term intrinsic value with a near-term positive catalyst and upside potential that outweighs its downside risk.
Franklin Mutual Advisers, LLC
The sub-adviser invests in small-cap companies, targeting companies with sustainable business models, good corporate governance, and low debt temporarily trading at depressed levels. The process employs fundamental analysis and seeks to balance risk and reward.

Kayne Anderson Rudnick Investment Management, LLC
The sub-adviser invests in small-cap companies, using bottom-up research to build a high conviction portfolio, a focused group of stocks that it believes has the best performance potential, of businesses it believes are high-quality, such as those with durable competitive advantages, excellent management, lower financial risk, and strong and sustainable growth trajectories.

Neuberger Berman Investment Advisers LLC
The sub-adviser combines two complementary strategies focused on small-cap companies: one seeks to invest in undervalued companies whose current market shares and balance sheets are strong and the other seeks to invest in companies trading below the portfolio managers’ estimate of their intrinsic value due to complexity, cyclicality, or interrupted growth and that they believe have the potential for appreciation over time.

Vaughan Nelson Investment Management, L.P.
The sub-adviser invests in small-cap companies trading at valuations below the sub-adviser’s assessment of their long-term intrinsic value. The strategy employs fundamental research to identify companies with undervalued earnings growth, assets, or dividend yield.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies (“small-cap companies”) (the “Name Rule Policy”).
Column Mid Cap Select Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid capitalization companies (“mid-cap companies”) (the “Name Rule Policy”). The Fund considers a company to be a mid-cap company if it has a market capitalization within the collective range of the Russell MidCap® Index and the S&P MidCap 400® Index. As of September 30, 2025, this range was approximately $1.1 billion to $127.2 billion. The market capitalization range of these indices changes over time. Subject to the Name Rule Policy, securities of companies whose market capitalizations no longer fall within this collective range after purchase may continue to be held by the Fund.
The Fund may invest in common stocks issued by U.S. and foreign companies. The Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Depositary receipts represent interests in foreign securities on deposit by banks. The Fund may also invest in U.S. and foreign real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The sub-advisers normally invest the Fund’s assets across different sectors, but from time-to-time a significant percentage of the Fund’s assets may be invested in issuers in a single sector, and the Fund’s assets may be invested in a smaller number of issuers than other more diversified funds. The sector weightings of the Fund are likely to change over time.

The Fund incorporates a mix of investment styles and philosophies, targeting a balance of growth and value over time. The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund. The Adviser believes the Fund’s reward and risk characteristics can be enhanced, using a “manager of managers” approach, by employing a select group of sub-advisory firms with distinct and complementary investment styles and approaches for the Fund. When determining the allocation of the Fund’s assets among sub-advisers, the Adviser uses proprietary qualitative and quantitative research, considering factors including, but not limited to, sub-adviser experience and investment approach, expected risk and return potential, portfolio characteristics, and costs. Sub-adviser asset allocations are determined by the Adviser and the Adviser may increase or decrease a sub-adviser’s asset allocation as deemed appropriate by the Adviser. The strategies for each sub-adviser are described as follows:

Boston Partners Global Investors, Inc.
The sub-adviser invests in mid-cap companies and uses bottom-up fundamental analysis to make investment decisions. The strategy is designed to identify companies with attractive valuation, sound business fundamentals, and improving business momentum.

EARNEST Partners, LLC
The sub-adviser invests in U.S. mid-cap companies, using an industry-specific screening process to identify stocks with the greatest excess return potential. The team uses rigorous bottom-up analysis to build a portfolio of high-quality businesses with an emphasis on limiting downside risk.

Kayne Anderson Rudnick Investment Management, LLC
The sub-adviser invests in mid-cap companies, using bottom-up research to build a high conviction portfolio, a focused group of stocks that it believes has the best performance potential, of businesses it believes are high-quality, such as those with durable competitive advantages, excellent management and lower financial risk.
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid capitalization companies (“mid-cap companies”) (the “Name Rule Policy”).
Column Mid Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization companies (“mid-cap companies”) (the “Name Rule Policy”). The Fund considers a company to be a mid-cap company if it has a market capitalization within the collective range of the Russell MidCap® Index and the S&P MidCap 400® Index. As of September 30, 2025, this range was approximately $1.1 billion to $127.2 billion. The market capitalization range of these indices changes over time. Subject to the Name Rule Policy, securities of companies whose market capitalizations no longer fall within this collective range after purchase may continue to be held by the Fund.
The Fund may invest in common stocks issued by U.S. and foreign companies. The Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Depositary receipts represent interests in foreign securities on deposit by banks. The Fund may also invest in U.S. and foreign real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. From time-to-time a significant percentage of the Fund's assets may be invested in issuers in a single sector. The sector weightings of the Fund are likely to change over time.

The Fund incorporates a mix of investment styles and philosophies, targeting a balance of growth and value over time. The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund. The Adviser believes the Fund’s reward and risk characteristics can be enhanced, using a “manager of managers” approach, by employing multiple sub-advisory firms with distinct and complementary investment styles and approaches for the Fund. When determining the allocation of the Fund’s assets among sub-advisers, the Adviser uses proprietary qualitative and quantitative research, considering factors including, but not limited to, sub-adviser experience and investment approach, expected risk and return potential, portfolio characteristics, and costs. Sub-adviser asset allocations are determined by the Adviser and the Adviser may increase or decrease a sub-adviser’s asset allocation as deemed appropriate by the Adviser. The strategies for each sub-adviser are described as follows:

American Century Investment Management, Inc.
The sub-adviser invests in mid-cap companies, employing a fundamental, bottom-up process to seek to identify high-quality companies selling at a discount to fair value. The approach aims to balance participating in the market’s upside with mitigating its downside.

American Century Investment Management, Inc. (Avantis Investors division)
The sub-adviser invests in a broad set of mid-cap companies, taking into consideration valuation, profitability, and levels of investment when selecting and weighting securities. The strategy uses a systematic investment process designed to reduce unnecessary risks and costs.

Boston Partners Global Investors, Inc.
The sub-adviser invests in mid-cap companies and uses bottom-up fundamental analysis to make investment decisions. The strategy is designed to identify companies with attractive valuation, sound business fundamentals, and improving business momentum.

EARNEST Partners, LLC
The sub-adviser invests in U.S. mid-cap companies, using an industry-specific screening process to identify stocks with the greatest excess return potential. The team uses rigorous bottom-up analysis to build a portfolio of high-quality businesses with an emphasis on limiting downside risk.
Invesco Advisers, Inc.
The sub-adviser invests in mid-cap companies, focusing on growth companies that pioneer new markets or are industry leaders run by accomplished management teams. The process relies on bottom-up fundamental analysis and seeks to proactively manage risk.

Kayne Anderson Rudnick Investment Management, LLC
The sub-adviser invests in mid-cap companies, using bottom-up research to build a high conviction portfolio, a focused group of stocks that it believes has the best performance potential, of businesses it believes are high-quality, such as those with durable competitive advantages, excellent management, and lower financial risk.
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization companies (“mid-cap companies”) (the “Name Rule Policy”).